Fair Value Measures Significant Quantitative Unobservable Inputs for Embedded Derivative Fair Value (Details)	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Embedded Derivatives Significant Unobservable Input, Credit Spread	6.49%
Fair Value, Embedded Derivatives Significant Unobservable Input, Volatility	21.38%